Client Name:	Chimera
Client Project Name:	CIM 2019-R5 Full File
Start - End Dates:	04/2018 - 10/2018
Deal Loan Count:	4

Waived Conditions Summary

Report Run Date:	11/XX/2019
Review Scope	Category	Code	Description	Count
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Total				1

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